Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable
Schedule of accounts receivable
As at December 31	2023	2022
Trade accounts receivable	$4,426	$5,525
Other accounts receivable	368	110
	$4,794	$5,635